SUNAMERICA FOCUSED SERIES, INC.
                               Focused Portfolios

      Supplement to the Prospectus and Statement of Additional Information
                            dated February 28, 2005.
          Replacing the supplement dated May 5, 2005 in its entirety.

         On April 13, 2005, the Board of Directors of SunAmerica Focused Series, Inc., approved certain changes to the Focused International Equity Portfolio. Effective the close of business May 20, 2005, MFS Institutional Advisors, Inc. ("MFS") is no longer serving as an adviser for a portion of the assets of the Focused International Equity Portfolio. Henderson Global Investors (North America) Inc., ("Henderson") pursuant to the Subadvisory Agreements with SunAmerica, will assume subadvisory responsibilities for the components. All references to MFS with respect to the Focused International Equity Portfolios in the Prospectus and Statement of Additional Information are no longer applicable.

         Under the heading "DESCRIPTION OF THE ADVISERS" on page 44 of the Prospectus the following paragraph should be added.

         Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1950, Chicago, IL 60611and Henderson Investment Management Limited, 4 Broadgate, London UK EC2M 2DA are indirect, wholly-owned subsidiaries of Henderson Group plc. As a global money manager, Henderson Global Investors provides a full spectrum of investment products and services to institutions and individuals in Asia Pacific, Europe and both North and South America. Headquartered in London at 4 Broadgate, London UK EC2M 2DA, Henderson Global Investors has been managing assets for clients since 1934. Today, Henderson Global Investors is a dynamic, multi-skill, multi-asset management business with a fast growing worldwide distribution network. As of December 31, 2004 Henderson Global Investors and HGINA had assets of approximately US$132.7 billion and US$2.9 billion respectively."

         References to MFS under the heading "INFORMATION ABOUT ADVISERS" on page 50 of the Prospectus are replaced with the following:

                                         NAME, TITLE AND AFFILIATION OF
PORTFOLIO                                PORTFOLIO MANAGER                     EXPERIENCE
---------                                ------------------                    ----------
SunAmerica Focused Series, Inc.,         Stacey Navin                          Ms. Nevin has over 19 years of
Focused International Equity Portfolio   Director and Co-Portfolio Manager     investment experience. She has been
                                         Henderson Global Investors (North     managing international and global
                                         America) Inc.                         equity products on behalf of
                                                                               Henderson since 1994.  Prior to
                                                                               joining Henderson she was Senior
                                                                               Vice President and Co-Manager of
                                                                               the Seligman Common Stock & Income
                                                                               Funds.


                                         Manraj Sekhorn, CFA                   Mr. Sekhorn joined Henderson in
                                         Director and Co-Portfolio Manager     2003 and has over 10 years of
                                         Henderson Global Investors (North     investment experience. From 1995 to
                                         America) Inc.                         2003, Mr. Sekhorn managed global
                                                                               equities at Merrill Lynch
                                                                               Investment Managers, including two
                                                                               S&P AA-rated Funds. Prior to
                                                                               joining Merrill Lynch Investment
                                                                               Managers, Mr. Sekhorn served as
                                                                               Deputy Head of Global Equities at
                                                                               Invesco Asset Management.


Dated:  May 19, 2005